Investments Accounted for Using the Equity Method (Investments Recognized in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,527,133	¥ 4,452,044
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	229,868	212,249	¥ 190,697
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,297,265	¥ 4,239,795	¥ 3,498,097